Oct. 31, 2025
American Funds U.S. Small & Mid Cap Equity Fund
Investment objective
The fund’s investment objective is to seek capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 33 of the prospectus and on page 62 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.30
Other expenses[2]	0.72	0.72	0.72	0.75	0.72	0.62	0.78
Total annual fund operating expenses	1.47	2.17	1.42	1.45	1.17	1.07	1.53
Expense reimbursement[3]	0.56	0.56	0.56	0.56	0.56	0.56	0.56
Total annual fund operating expenses after expense reimbursement	0.91	1.61	0.86	0.89	0.61	0.51	0.97

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses[2]	0.78	0.73	0.78	0.81	0.74	0.68	0.72
Total annual fund operating expenses	2.23	1.68	1.48	1.51	1.19	1.13	2.17
Expense reimbursement[3]	0.56	0.56	0.56	0.56	0.56	0.56	0.56
Total annual fund operating expenses after expense reimbursement	1.67	1.12	0.92	0.95	0.63	0.57	1.61

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.97	0.82	0.77	0.72	0.77	0.67	0.62
Total annual fund operating expenses	2.17	1.87	1.72	1.42	1.22	1.12	1.07
Expense reimbursement[3]	0.56	0.56	0.56	0.56	0.56	0.56	0.56
Total annual fund operating expenses after expense reimbursement	1.61	1.31	1.16	0.86	0.66	0.56	0.51

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Prior to the date of this prospectus, shares of the fund were not offered to the public. The public offering and sale of fund shares may be expected to result in an increase to the fund’s net assets and lower its per-share operating expenses. Based on expectations regarding the potential increase in net assets, the estimated amount of “Other expenses” by share class for the current fiscal year would be lower. There can be no guarantee, however, that these results will be achieved.

[3] The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least November 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$663	$264	$336	$91	$62	$52	$445	$270	$114	$342	$97	$64	$58	$164
3 years	961	625	634	404	316	285	763	643	475	653	422	322	303	625
5 years	1,281	1,113	955	739	590	536	1,104	1,144	860	986	771	600	568	1,113
10 years	2,186	2,281	1,862	1,687	1,370	1,255	2,064	2,105	1,940	1,927	1,754	1,393	1,324	2,459

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$164	$133	$118	$88	$67	$57	$52		1 year	$164	$170
3 years	625	533	487	394	332	300	285		3 years	625	643
5 years	1,113	959	881	723	616	563	536		5 years	1,113	1,144
10 years	2,459	2,145	1,984	1,654	1,428	1,313	1,255		10 years	2,281	2,105

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$164	$133	$118	$88	$67	$57	$52		1 year	$164	$170
3 years	625	533	487	394	332	300	285		3 years	625	643
5 years	1,113	959	881	723	616	563	536		5 years	1,113	1,144
10 years	2,459	2,145	1,984	1,654	1,428	1,313	1,255		10 years	2,281	2,105

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from September 27, 2024 (commencement of operations) to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of small and mid-capitalization companies in the United States. The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index. As of July 1, 2025, the largest company for the Russell 2500 Index had a market capitalization of approximately $24.1 billion and the largest company for the Russell Midcap Index had a market capitalization of approximately $83.3 billion. The market capitalization of the companies included in the Russell 2500 Index and the Russell Midcap Index will change with market conditions. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results
Because the fund does not have a full calendar year of investment results, information regarding investment results is not available as of the date of this prospectus.